Investment Objectives and Goals - AMERICAN FUNDS MORTGAGE FUND	Aug. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Mortgage Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and preservation of capital.